INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Investments in subsidiaries, joint ventures and associates [abstract]
Schedule of investments
	Investment Balance at December 31, 2017	Investment and Advances	Share of Net Loss	Changes in Fair value	Investment Balance at December 31, 2018

CCTP (i)	$156,073	$104,027	$(88,631)	$-	$171,469
GWAH (ii)	-	1,000,000	(115,186)	-	884,814
O'Cannabis (iii)	-	500,000	-	-	500,000
Stenocare (iv)	-	487,804	(140,623)	-	347,181
NAC (v)	-	5,000,000	-	(2,087,912)	2,912,088
Cannatrek (vi)	-	5,887,050	(40,670)	-	5,846,380
	$156,073	$12,978,881	$(385,110)	$(2,087,912)	$10,661,932

(i)	On July 15, 2015, the Company entered into a joint venture with Club Coffee L.P. (“Club Coffee”), in which each entity holds 50% of the outstanding shares of Cannabis Coffee & Tea Pod Company Ltd (“CCTP”). The Joint Venture will have access to patents and IP developed by CannTrust and Club Coffee and will build a network of licensees who will be licensed to manufacture product using patents and Intellectual Property owned by the Joint Venture. During the twelve-month period ended December 31, 2018, CCTP had a net loss and comprehensive loss after tax of $177,262 (December 31, 2017 - $294,112) of which $88,631 (December 31, 2017 - $147,056) was the Company’s share. The Company’s interest in CCTP was recorded as an equity accounted investment of $171,469 as at December 31, 2018 (December 31, 2017 - $156,073).

As a condition of permitting the Company to trade its Common Shares on the TSX, the TSX required of the Company that the two license agreements entered into by CCTP with Lighthouse Strategies LLC and Silver State Wellness LLC in respect of certain geographic areas of the United States of America (collectively, the “US License Agreements”), be assigned to an entity in which the Company does not have an economic interest therein.

Accordingly, on January 22, 2018 the Company and the other party to CCTP, Club Coffee, agreed to amend the Shareholder’s Agreement in which the parties agreed to assign the US License Agreements to a related party of CCTP in which the Company has no economic interest. In exchange CCTP received the option at the Company’s sole decision and after having met certain pre-stipulated conditions, to repurchase the US License Agreements for a nominal amount. These conditions are:

a)	marijuana being legalized federally in the United States of America, and/or

b)	the TSX revising its rules such that it no longer has a prohibition against its listed companies having an interest in US assets which are involved in the marijuana business, and/or

c)	the Common shares of the Company are involuntarily delisted from the TSX, and/or

d)	control of the Company is acquired by another entity, provided that the shares of the Company will be delisted from the TSX upon the change of control.

The transaction constitutes a disposal of the US License and IP whereby the Company is no longer entitled to any future economic benefits from the US Licenses and IP until such time that the option to reassign is exercised.

(ii)	On June 26, 2018, the Company entered into a shareholder agreement with Grey Wolf Animal Health (“GWAH”) to form the joint venture, Greytrust. Both the Company and GWAH obtained 50% ownership of Greytrust and each had the right to appoint one member of the Board of Directors of Greytrust. The cost of the investment was nominal. Greytrust will develop and distribute medical cannabis Animal Healthcare products. As part of the investment, the Company had received 4,321,800 warrants exercisable to purchase 4,321,800 common shares of GWAH at $1.10 per share.

On August 14, 2018, the Company executed an agreement to purchase 769,231 common shares of GWAH at $1.30 per share for a total of $1,000,000. The investment is initially measured at fair value. Subsequently, the investment is accounted for using the equity method. The Company’s share of the net losses as at December 31, 2018 is $115,186.

On December 20, 2018, the Company made an additional investment of $750,000 in GWAH and received unsecured interest bearing convertible debentures and 150,000 warrants exercisable to purchase 150,000 shares of GWAH at $2 per share.

(iii)	On October 5, 2018, the Company acquired a 50% interest in the joint venture, O’Cannabis, a telemedicine service provider for gross proceeds of $500,000. The Company is entitled to appoint two out of four board members of O’Cannabis. The transactions of O’Cannabis had no material impact on the Company’s consolidated financial statements as of December 31, 2018. The investment is accounted for using the equity method.

(iv)	On March 8, 2018, the Company obtained a 25% interest in Stenocare IVS with the right to appoint half of the Board of Directors of Stenocare. Stenocare is licensed to produce and sell cannabis products in Denmark. The cost of the investment was nominal. On April 5, 2018, Stenocare changed its incorporation status from being Stenocare IVS to Stenocare A/S (“Stenocare”). On October 15, 2018, as part of Stenocare’s initial public offering, the Company purchased 272,727 common shares of Stenocare for $487,804. Stenocare began trading on the Spotlight Stock Market under the trading symbol STENO on October 26, 2018. Post IPO, the Company’s ownership decreased from 25% to 19% of the common shares outstanding of Stenocare. The Company is entitled to nominate three out of six board members of Stenocare. During the year ended December 31, 2018, Stenocare had a net loss and comprehensive loss after tax of $740,120 of which $140,623 was the Company’s share. The investment is accounted for using the equity method.

(v)	On October 26, 2018, the Company invested $5 million in National Access Cannabis Corp (“NAC”), a Canadian cannabis retailer. NAC’s common shares are listed on the TSX Venture Exchange under the trading symbol META. The Company also committed an additional investment of $10 million, contingent on NAC achieving specific performance targets. The Company owns approximately 3% of the outstanding common shares of NAC. The investment is initially measured at fair value. Subsequently, the investment is measured at the fair value through profit and loss.

(vi)	On October 26, 2018, the Company entered into a strategic partnership with an Australian licensed producer, Cannatrek Ltd (“Cannatrek”). As part of the partnership, the Company made an investment of $6,038,400 for a 6,400,000 shares or 19.8% stake in Cannatrek, with an option to maintain this percentage through any future share issuances up to and including Cannatrek completing an initial public offering. In addition, the Company had received 6,400,000 options at an exercise price of $0.40. The total considerations paid was allocated to common shares and warrants in the amounts of $5,887,050 and $151,350. The Company is entitled to appoint one out of five board members of Cannatrek. The investment is initially measured at fair value. Subsequently, the investment is accounted for using the equity method. The Company’s share of net losses is $40,670 as at December 31, 2018.